June 9, 2009
United States Securities and Exchange Commission
Washington, DC 20549-7010

RE:	Intelligent Systems Corporation Registration Statement on Form S-1 Filed May 27, 2009 File No. 333-159497
Ladies and Gentlemen:
     On behalf of Intelligent Systems corporation (the “Company”) we are transmitting herewith Amendment No. 1 to the above-referenced Registration Statement.
     In response to the Staff’s comment letter dated June 8, 2009, Item 15 of Part II of the Registration Statement has been revised to include an affirmative statement that the Company has not sold any unregistered securities within the past three years. There were no other responses required to the comment letter.
     The Registration Statement has also been amended to include a record date of June 17, 2009 and an expiration date of July 17, 2009 for the rights offering. These dates were blank in the previously-filed version of the Registration Statement.
     Please contact the undersigned at 404.835.9503 or Justin Shoemake at 404.835.9510 if you have any questions concerning this filing.

Sincerely, Larry D. Ledbetter